Taxes (Income before Income Taxes) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Income from continuing operations before income taxes
U.S. operations	$ 7,509	$ 7,577	[1]	$ 10,306	[1]
Non-U.S. operations	12,477	12,667	[1]	12,234	[1]
Income from continuing operations before income taxes	19,986	20,244	[1]	22,540	[1]
Income tax contingencies
Reductions for tax positions of prior years	579	2,201		425
Japan Tax Authorities
Income tax contingencies
Unrecognized tax benefit on certain foreign tax losses appealed with taxing authority	1,000
Reductions for tax positions of prior years	$ 141

[1]	Reclassifed to reflect discontinued operation presentation.